REVENUE FROM CONTRACTS WITH CUSTOMERS (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables from contracts with customers [abstract]
Revenues from license	$ 500
Revenues from preclinical research and development
Total revenues	500
Contract liability	$ 225